Consolidated Statements of Cash Flows (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net loss available to common stockholders	$ (1,371)	$ (2,732)
Adjustments to reconcile net loss to net cash provided by operating activities:
Provision for asset impairment		5,451
Depreciation and amortization	12,523	10,361
Amortization of deferred stock compensation	66	72
Amortization on acquired above/below market leases	(5)	34
Gain on sale of investment property	(197)
Income from assumption of investment property		(890)
Loss from change in control of investment property	1,400
Realized gain on investment securities, net	(455)	(1,042)
Noncontrolling interest	36	73
Equity in loss of unconsolidated joint ventures	359	2,576
Gain on sale of joint venture interest	(313)	(474)
Straight line rent	(480)	(50)
Amortization of loan fees	922	725
Amortization of convertible note discount	363	348
Distributions from unconsolidated joint ventures	52	600
Changes in assets and liabilities:
Restricted cash	194	577
Accounts receivable and other assets, net	(2,476)	(582)
Accounts payable and accrued expenses	3,702	2,968
Prepaid rents and other liabilities	(1,172)	(618)
Net cash provided by operating activities	13,148	17,397
Cash flows from investing activities:
Restricted cash	(24)	(29)
Proceeds from sale of interest in joint venture, net	14,240	3,446
(Purchase) sale of investment securities, net	(471)	1,323
Purchase of investment properties	(20,800)
Additions to investment properties, net of accounts payable	(5,915)	(2,912)
Proceeds from sale of investment properties, net	2,124
Proceeds from change in control of investment properties	343
Distributions from unconsolidated joint ventures	2,154	2,169
Investment in unconsolidated joint ventures	(1,088)	(1,688)
Leasing fees	(1,473)	(771)
Net cash provided by(used in) investing activities	(10,910)	1,538
Cash flows from financing activities:
Proceeds from the DRP	638	660
Issuance of shares, net of offering costs	7,171	6,659
Purchase of noncontrolling interest, net	(710)
Loan proceeds	5,200
Payoff of debt	(663)	(14,250)
Proceeds from the unsecured line of credit facility	20,000	15,000
Repayments on the unsecured line of credit facility	(25,000)	(10,000)
Loan fees	(918)	(261)
Distributions paid	(12,520)	(12,131)
Distributions to noncontrolling interest partners	(162)	(182)
Net cash used in financing activities	(6,964)	(14,505)
Net increase (decrease) in cash and cash equivalents	(4,726)	4,430
Cash and cash equivalents at beginning of period	13,566	6,719
Cash and cash equivalents at end of period	8,840	11,149
Supplemental disclosure of cash flow information
Cash paid for interest, net of capitalized interest	$ 7,830	$ 5,216